Fair values of financial assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2020
Fair values of financial assets and liabilities
Schedule of carrying values and fair values of financial assets and liabilities

	At 30 June 2020		At 31 December 2019
	Carrying	Fair	Carrying	Fair
	value	value	value	value
	£m	£m	£m	£m
Financial assets
Financial assets at fair value through profit or loss	2,386	2,386	2,284	2,284
Derivative financial instruments	10,790	10,790	8,494	8,494
Loans and advances to banks	7,070	7,071	4,852	4,849
Loans and advances to customers	481,235	481,182	474,470	475,128
Debt securities	5,213	5,206	5,325	5,317
Due from fellow Lloyds Banking Group undertakings	925	925	1,854	1,854
Financial assets at amortised cost	494,443	494,384	486,501	487,148
Financial assets at fair value through other comprehensive income	26,823	26,823	24,617	24,617
Financial liabilities
Deposits from banks	26,645	26,647	23,593	23,497
Customer deposits	427,591	427,805	396,839	397,222
Due to fellow Lloyds Banking Group undertakings	6,502	6,502	4,893	4,893
Financial liabilities at fair value through profit or loss	9,102	9,102	7,702	7,702
Derivative financial instruments	9,254	9,254	9,831	9,831
Debt securities in issue	66,156	69,869	76,431	78,632
Subordinated liabilities	12,125	15,949	12,586	14,542

Schedule of financial assets carried at fair value by valuation hierarchy

	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m
At 30 June 2020
Financial assets at fair value through profit or loss:
Loans and advances to customers	—	—	1,934	1,934
Debt securities	246	—	—	246
Equity shares	202	4	—	206
Total financial assets at fair value through profit or loss	448	4	1,934	2,386
Financial assets at fair value through other comprehensive income:
Debt securities	14,114	12,645	64	26,823
Equity shares	—	—	—	—
Total financial assets at fair value through other comprehensive income	14,114	12,645	64	26,823
Derivative financial instruments	—	10,775	15	10,790
Total financial assets carried at fair value	14,562	23,424	2,013	39,999

At 31 December 2019
Financial assets at fair value through profit or loss:
Loans and advances to customers	—	—	1,782	1,782
Debt securities	290	—	47	337
Equity shares	161	4	—	165
Total financial assets at fair value through profit or loss	451	4	1,829	2,284
Financial assets at fair value through other comprehensive income:
Debt securities	12,844	11,274	60	24,178
Treasury and other bills	439	—	—	439
Total financial assets at fair value through other comprehensive income	13,283	11,274	60	24,617
Derivative financial instruments	—	8,494	—	8,494
Total financial assets carried at fair value	13,734	19,772	1,889	35,395

Schedule of financial liabilities carried at fair value by valuation hierarchy

	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m

At 30 June 2020
Financial liabilities at fair value through profit or loss:
Liabilities held at fair value through profit or loss	—	7,644	47	7,691
Trading liabilities	90	1,321	—	1,411
Total financial liabilities at fair value through profit or loss	90	8,965	47	9,102
Derivative financial instruments	—	8,907	347	9,254
Total financial liabilities carried at fair value	90	17,872	394	18,356

At 31 December 2019
Financial liabilities at fair value through profit or loss:
Liabilities held at fair value through profit or loss	—	7,484	47	7,531
Trading liabilities	73	98	—	171
Total financial liabilities at fair value through profit or loss	73	7,582	47	7,702
Derivative financial instruments	—	9,534	297	9,831
Total financial liabilities carried at fair value	73	17,116	344	17,533

Schedule of movements in the level 3 financial assets portfolio

		Financial
	Financial	assets at		Total
	assets at	fair value		financial
	fair value	through other		assets
	through profit	comprehensive	Derivative	carried at
	or loss	income	assets	fair value
	£m	£m	£m

At 1 January 2020	1,829	60	—	1,889
Exchange and other adjustments	79	4	—	83
Gains recognised in the income statement within other income	20	—	1	21
Gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	—	—	—	—
Purchases	368	—	—	368
Sales	(312)	—	—	(312)
Transfers into the level 3 portfolio	—	—	14	14
Transfers out of the level 3 portfolio	(50)	—	—	(50)
At 30 June 2020	1,934	64	15	2,013
Gains (losses) recognised in the income statement within other income relating to those assets held at 30 June 2020	105	—	—	105

		Financial
	Financial	assets at		Total
	assets at	fair value		financial
	fair value	through other		assets
	through profit	comprehensive	Derivative	carried at
	or loss	income	assets	fair value
	£m	£m	£m	£m

At 1 January 2019	2,721	53	5	2,779
Exchange and other adjustments	1	—	—	1
Gains recognised in the income statement within other income	2	—	—	2
Gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	—	4	—	4
Purchases	483	–	—	483
Sales	(1,272)	(1)	—	(1,273)
Transfers into the level 3 portfolio	399	—	21	420
At 30 June 2019	2,334	56	26	2,416
Gains (losses) recognised in the income statement within other income relating to those assets held at 30 June 2019	—	—	—	—

Schedule of movements in the level 3 financial liabilities portfolio

The tables below analyse movements in the level 3 financial liabilities portfolio.

	Financial		Total
	liabilities at		financial
	fair value		liabilities
	through	Derivative	carried at
	profit or loss	liabilities	fair value
	£m	£m	£m

At 1 January 2020	47	297	344
Losses recognised in the income statement within other income	1	12	13
Redemptions	(1)	(8)	(9)
Transfers into the level 3 portfolio	—	46	46
At 30 June 2020	47	347	394
Losses recognised in the income statement within other income relating to those liabilities held at 30 June 2020	—	—	—

	Financial		Total
	liabilities at		financial
	fair value		liabilities
	through	Derivative	carried at
	profit or loss	liabilities	fair value
	£m	£m	£m

At 1 January 2019	—	8	8
Losses recognised in the income statement within other income	—	8	8
Additions	—	—	—
Redemptions	(1)	(12)	(13)
Transfers into the level 3 portfolio	53	345	398
Transfers out of the level 3 portfolio	—	—	—
At 30 June 2019	52	349	401
Losses recognised in the income statement within other income relating to those liabilities held at 30 June 2019	—	8	8

Schedule of effects of reasonably possible alternative assumptions for categories of level 3 financial assets and financial liabilities

				At 30 June 2020
					Effect of reasonably
					possible alternative
		Significant			assumptions[1]
		unobservable		Carrying	Favourable	Unfavourable
Valuation technique(s)		inputs	Range[2]	value	changes	changes
				£m	£m	£m
Financial assets at fair value through profit or loss:
Loans and advances to customers	Discounted cash flows	Inferred spreads (bps)	50 bps /103bps	1,934	37	(37)
				1,934

Financial assets at fair value through other comprehensive income:				64

Derivative financial assets:
Interest rate derivatives	Option pricing model	Interest rate volatility	0% / 176%	15

Financial assets carried at fair value				2,013
Financial liabilities at fair value through profit or loss				47

Derivative financial liabilities:
Interest rate derivatives	Option pricing model	Interest rate volatility	32% / 58%	50
Interest rate derivatives	Market values – property valuation	HPI	-5% / +5%	297
				347
Financial liabilities carried at fair value				394
[1]	Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.
[2]	The range represents the highest and lowest inputs used in the level 3 valuations.

				At 31 December 2019
					Effect of reasonably
					possible alternative
		Significant			assumptions[1]
		unobservable		Carrying	Favourable	Unfavourable
Valuation technique(s)		inputs	Range[2]	value	changes	changes
				£m	£m	£m
Financial assets at fair value through profit or loss:
Loans and advances to customers	Discounted cash flows	Interest rate spreads (bps)	50 bps / 102 bps	1,782	36	(39)
Debt securities				47
				1,829
Financial assets at fair value through other comprehensive income				60
Financial assets carried at fair value				1,889

Financial liabilities at fair value through profit or loss:				47
Derivative financial liabilities:				297
Financial liabilities carried at fair value				344
[1]	Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.
[2]	The range represents the highest and lowest inputs used in the level 3 valuations.